Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	MFS SERIES TRUST V
Central Index Key	0000200489
Amendment Flag	false
Document Creation Date	Jan. 26, 2017
Document Effective Date	Jan. 27, 2017
Prospectus Date	Jan. 27, 2017
MFS® International New Discovery Fund | A
Prospectus:
Trading Symbol	MIDAX
MFS® International New Discovery Fund | R4
Prospectus:
Trading Symbol	MIDJX
MFS® International New Discovery Fund | 529A
Prospectus:
Trading Symbol	EAIDX
MFS® International New Discovery Fund | 529B
Prospectus:
Trading Symbol	EBIDX
MFS® International New Discovery Fund | 529C
Prospectus:
Trading Symbol	ECIDX
MFS® International New Discovery Fund | B
Prospectus:
Trading Symbol	MIDBX
MFS® International New Discovery Fund | C
Prospectus:
Trading Symbol	MIDCX
MFS® International New Discovery Fund | I
Prospectus:
Trading Symbol	MWNIX
MFS® International New Discovery Fund | R1
Prospectus:
Trading Symbol	MIDGX
MFS® International New Discovery Fund | R2
Prospectus:
Trading Symbol	MIDRX
MFS® International New Discovery Fund | R3
Prospectus:
Trading Symbol	MIDHX
MFS® International New Discovery Fund | R6
Prospectus:
Trading Symbol	MIDLX
MFS® Research Fund | A
Prospectus:
Trading Symbol	MFRFX
MFS® Research Fund | R4
Prospectus:
Trading Symbol	MFRJX
MFS® Research Fund | B
Prospectus:
Trading Symbol	MFRBX
MFS® Research Fund | C
Prospectus:
Trading Symbol	MFRCX
MFS® Research Fund | I
Prospectus:
Trading Symbol	MRFIX
MFS® Research Fund | R1
Prospectus:
Trading Symbol	MFRLX
MFS® Research Fund | R2
Prospectus:
Trading Symbol	MSRRX
MFS® Research Fund | R3
Prospectus:
Trading Symbol	MFRHX
MFS® Research Fund | R6
Prospectus:
Trading Symbol	MFRKX
MFS® Total Return Fund | A
Prospectus:
Trading Symbol	MSFRX
MFS® Total Return Fund | R4
Prospectus:
Trading Symbol	MSFJX
MFS® Total Return Fund | 529A
Prospectus:
Trading Symbol	EATRX
MFS® Total Return Fund | 529B
Prospectus:
Trading Symbol	EBTRX
MFS® Total Return Fund | 529C
Prospectus:
Trading Symbol	ECTRX
MFS® Total Return Fund | B
Prospectus:
Trading Symbol	MTRBX
MFS® Total Return Fund | C
Prospectus:
Trading Symbol	MTRCX
MFS® Total Return Fund | I
Prospectus:
Trading Symbol	MTRIX
MFS® Total Return Fund | R1
Prospectus:
Trading Symbol	MSFFX
MFS® Total Return Fund | R2
Prospectus:
Trading Symbol	MTRRX
MFS® Total Return Fund | R3
Prospectus:
Trading Symbol	MSFHX
MFS® Total Return Fund | R6
Prospectus:
Trading Symbol	MSFKX